Current Taxes and Deferred Taxes - Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Debt instruments at fair value through other comprehensive income	$ 1,558	$ (5,926)	$ (2,172)
Hedge of a net investment in foreign operations	(21,795)	14,373	10,565
Cash flow hedge	(3,034)	(162)	(1,669)
Total charge to other comprehensive income	(23,271)	8,285	6,724
Income tax relating to defined benefit obligation	(19)	1,542	(44)
Total charge to other comprehensive income	$ (19)	$ 1,542	$ (44)